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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ David M. Knott         Syosset, New York   February 12, 2013
 -----------------------------   -----------------   -----------------
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                          Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 97
                                        --------------------

Form 13F Information Table Value Total: $463,449
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number      Name

              28-                       Dorset Management Corporation ("Dorset")
    ------       -----------------      ----------------------------------------

                                                                          Page 2
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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5               COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                                                                             VOTING AUTHORITY
                            CLASS                VALUE      SHRS OR  SH/          PUT/ INVESTMENT  OTHER   -------------------------
       NAME OF ISSUER       CLASS     CUSIP       ($)       PRN AMT  PRN          CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.  Common  00163U106   2,818,598    191,611 SH     14.71      DEFINED    Dorset      191,611
Anadarko Petroleum
 Corporation                Common  032511107  23,426,227    315,250 SH     74.31      DEFINED    Dorset                315,250
Anadarko Petroleum
 Corporation                Common  032511107     780,255     10,500 SH     74.31      DEFINED    Other        10,500
Anadarko Petroleum
 Corporation                Common  032511107     341,826      4,600 SH     74.31      DEFINED    Other                   4,600
Anchor Bancorp              Common  032838104      96,900      7,500 SH     12.92      DEFINED    Other         7,500
Anchor Bancorp              Common  032838104      64,600      5,000 SH     12.92      DEFINED    Other                   5,000
Anheuser-Busch InBev NV     Common  03524A108      17,919        205 SH  87.40976      DEFINED    Dorset          205
Apple Inc.                  Common  037833100      39,913         75 SH  532.1733      DEFINED    Other            75
Apple Inc.                  Common  037833100      39,913         75 SH  532.1733      DEFINED    Other                      75
Best Buy Co., Inc.          Common  086516101     606,720     51,200 SH     11.85      DEFINED    Dorset       51,200
Cabot Oil & Gas
 Corporation                Common  127097103   5,471,400    110,000 SH     49.74      DEFINED    Dorset                110,000
CAI International, Inc.     Common  12477X106   1,317,000     60,000 SH     21.95      DEFINED    Dorset       60,000
Cameron International
 Corporation                Common  13342B105   3,387,600     60,000 SH     56.46      DEFINED    Dorset                 60,000
Canadian Natural Resources
 Ltd.                       Common  136385101   7,113,004    246,500 SH    28.856      DEFINED    Dorset                246,500
Canadian Natural Resources
 Ltd.                       Common  136385101     612,044     21,200 SH     28.87      DEFINED    Other        21,200
Canadian Natural Resources
 Ltd.                       Common  136385101     281,483      9,750 SH  28.87005      DEFINED    Other                   9,750
Capitol Federal Financial,
 Inc.                       Common  14057J101   8,137,409    696,100 SH     11.69      DEFINED    Dorset      696,100
Capitol Federal Financial,
 Inc.                       Common  14057J101      23,380      2,000 SH     11.69      DEFINED    Dorset                  2,000
Capitol Federal Financial,
 Inc.                       Common  14057J101      70,140      6,000 SH     11.69      DEFINED    Other         6,000
Capitol Federal Financial,
 Inc.                       Common  14057J101      23,380      2,000 SH     11.69      DEFINED    Other                   2,000
China Ceramics Co. Ltd.     Common  G2113X100     501,503    233,257 SH  2.150002      DEFINED    Dorset      233,257
Coca-Cola Company           Common  191216100     304,500      8,400 SH     36.25      DEFINED    Other         8,400
Columbia Laboratories,
 Inc.                       Common  197779101     419,929    660,786 SH  0.635499      DEFINED    Dorset      660,786
Cosi, Inc.                  Common  22122P101     236,123    303,500 SH     0.778      DEFINED    Dorset      303,500
Deckers Outdoor
 Corporation                Common  243537107   3,062,533     76,050 SH  40.26999      DEFINED    Dorset       76,050
Devon Energy Corp.          Common  25179M103   7,285,600    140,000 SH     52.04      DEFINED    Dorset                140,000
Du Pont E I De Nemours &
 Co.                        Common  263534109     161,922      3,600 SH  44.97833      DEFINED    Other         3,600
Du Pont E I De Nemours &
 Co.                        Common  263534109      44,979      1,000 SH    44.979      DEFINED    Other                   1,000
Eagle Materials Inc.        Common  26969P108      13,338        228 SH      58.5      DEFINED    Other                     228
EnCana Corp.                Common  292505104   4,952,250    250,000 SH    19.809      DEFINED    Dorset                250,000
Essex Rental Corporation    Common  297187106   5,474,244  1,600,656 SH      3.42      DEFINED    Dorset    1,600,656
FMC Technologies, Inc.      Common  30249U101  12,849,000    300,000 SH     42.83      DEFINED    Dorset                300,000
FutureFuel Corporation      Common  36116M106   6,727,334    568,187 SH     11.84      DEFINED    Dorset      568,187
FutureFuel Corporation      Common  36116M106      11,840      1,000 SH     11.84      DEFINED    Dorset                  1,000
General Electric  Co.       Common  369604103      75,564      3,600 SH     20.99      DEFINED    Other         3,600
Getty Realty Corporation    Common  374297109   5,706,960    316,000 SH     18.06      DEFINED    Dorset      316,000
Halliburton Company         Common  406216101  13,876,000    400,000 SH     34.69      DEFINED    Dorset                400,000
Helmerich & Payne, Inc.     Common  423452101  15,122,700    270,000 SH     56.01      DEFINED    Dorset                270,000
Hertz Global Holdings,
 Inc.                       Common  42805T105      22,778      1,400 SH     16.27      DEFINED    Dorset        1,400
Hess Corporation            Common  42809H107  30,187,200    570,000 SH     52.96      DEFINED    Dorset                570,000
Hyde Park Acquisition
 Corp. II                   Common  448640102   1,458,550    145,855 SH        10      DEFINED    Dorset      145,855
Jamba, Inc.                 Common  47023A101     565,600    252,500 SH      2.24      DEFINED    Dorset      252,500
Johnson & Johnson           Common  478160104     364,520      5,200 SH      70.1      DEFINED    Other         5,200

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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5               COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                                                                             VOTING AUTHORITY
                            CLASS                VALUE      SHRS OR  SH/          PUT/ INVESTMENT  OTHER   -------------------------
       NAME OF ISSUER       CLASS     CUSIP       ($)       PRN AMT  PRN          CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson           Common  478160104      84,120      1,200 SH      70.1      DEFINED    Other                   1,200
JP Morgan Chase & Co.       Common  46625H100     646,346     14,700 SH  43.96912      DEFINED    Other        14,700
JP Morgan Chase & Co.       Common  46625H100     290,196      6,600 SH  43.96909      DEFINED    Other                   6,600
Kraft Foods Group Inc.      Common  50076Q106     121,179      2,665 SH  45.47054      DEFINED    Other         2,665
Kraft Foods Group Inc.      Common  50076Q106      30,283        666 SH  45.46997      DEFINED    Other                     666
Lazard Ltd.                 Common  G54050102       8,952        300 SH     29.84      DEFINED    Dorset          300
Ligand Pharmaceuticals
 Incorporated               Common  53220K504  30,034,776  1,448,157 SH     20.74      DEFINED    Dorset    1,448,157
Ligand Pharmaceuticals
 Incorporated               Common  53220K504      34,553      1,666 SH   20.7401      DEFINED    Dorset                  1,666
Ligand Pharmaceuticals
 Incorporated               Common  53220K504      56,890      2,743 SH  20.74007      DEFINED    Dorset                  2,743
Merck & Co. Inc.            Common  58933Y105   9,129,620    223,000 SH     40.94      DEFINED    Dorset      223,000
Microsoft Corporation       Common  594918104   5,010,740    187,600 SH   26.7097      DEFINED    Dorset      187,600
Molson Coors Brewing
 Company                    Common  60871R209   2,807,024     65,600 SH     42.79      DEFINED    Dorset       65,600
Mondelez Intl Inc. Class A  Common  609207105     203,625      8,000 SH  25.45313      DEFINED    Other         8,000
Mondelez Intl Inc. Class A  Common  609207105      50,906      2,000 SH    25.453      DEFINED    Other                   2,000
Murphy Oil Corporation      Common  626717102  11,910,000    200,000 SH     59.55      DEFINED    Dorset                200,000
National Oilwell Varco Inc. Common  637071101  18,454,500    270,000 SH     68.35      DEFINED    Dorset                270,000
Noble Corporation           Common  H5833N103  22,981,200    660,000 SH     34.82      DEFINED    Dorset                660,000
Noble Energy, Inc.          Common  655044105  22,382,800    220,000 SH    101.74      DEFINED    Dorset                220,000
OBA Financial Services,
 Inc.                       Common  67424G101     439,750     25,000 SH     17.59      DEFINED    Dorset       25,000
OBA Financial Services,
 Inc.                       Common  67424G101      87,950      5,000 SH     17.59      DEFINED    Other                   5,000
Oritani Financial Corp      Common  68633D103      91,920      6,000 SH     15.32      DEFINED    Other         6,000
Oritani Financial Corp      Common  68633D103      30,640      2,000 SH     15.32      DEFINED    Other                   2,000
PepsiCo, Inc.               Common  713448108      20,187        295 SH  68.43051      DEFINED    Dorset          295
Pfizer Inc.                 Common  717081103  30,543,478  1,217,876 SH   25.0793      DEFINED    Dorset    1,217,876
Pfizer Inc.                 Common  717081103      75,238      3,000 SH  25.07933      DEFINED    Dorset                  3,000
Pfizer Inc.                 Common  717081103   1,504,758     60,000 SH   25.0793      DEFINED    Other
Pfizer Inc.                 Common  717081103     441,396     17,600 SH  25.07932      DEFINED    Other                  17,600
Pioneer Natural Resources
 Company                    Common  723787107  23,982,750    225,000 SH    106.59      DEFINED    Dorset                225,000
Proctor & Gamble Company    Common  742718109      25,459        375 SH  67.89067      DEFINED    Dorset          375
ProShares UltraShort 20+
 Year Treasury              Common  74347B201       4,759         75 SH  63.45333      DEFINED    Dorset           75
QLT Inc.                    Common  746927102   3,504,978    445,926 SH  7.859999      DEFINED    Dorset      445,926
Rand Logistics, Inc.        Common  752182105  12,100,562  1,861,625 SH       6.5      DEFINED    Dorset    1,861,625
Rand Logistics, Inc.        Common  752182105       5,850        900 SH       6.5      DEFINED    Dorset                    900
Schlumberger Limited        Common  806857108  28,065,933    405,000 SH   69.2986      DEFINED    Dorset                405,000
Sealed Air Corporation      Common  81211K100      17,510      1,000 SH     17.51      DEFINED    Dorset        1,000
Sequential Brands Group,
 Inc.                       Common  817340102      19,000      3,800 SH         5      DEFINED    Dorset        3,800
SM Energy Company           Common  78454L100  15,663,000    300,000 SH     52.21      DEFINED    Dorset                300,000
Southwestern Energy
 Company                    Common  845467109  12,862,850    385,000 SH     33.41      DEFINED    Dorset                385,000
Standard Financial Corp.    Common  853393106     348,400     20,000 SH     17.42      DEFINED    Dorset       20,000
Starwood Hotels & Resorts
 Worldwide, Inc.            Common  85590A401       5,736        100 SH     57.36      DEFINED    Dorset          100
State Investors Bancorp,
 Inc.                       Common  857030100     422,700     30,000 SH     14.09      DEFINED    Dorset       30,000
Summer Infant Inc.          Common  865646103     101,790     58,500 SH      1.74      DEFINED    Dorset       58,500
Target Corporation          Common  87612E106     337,269      5,700 SH     59.17      DEFINED    Dorset        5,700

------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5               COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                                                                             VOTING AUTHORITY
                            CLASS                VALUE      SHRS OR  SH/          PUT/ INVESTMENT  OTHER   -------------------------
       NAME OF ISSUER       CLASS     CUSIP       ($)       PRN AMT  PRN          CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.               Common  879664100      11,400      5,000 SH      2.28      DEFINED    Dorset        5,000
The Babcock & Wilcox
 Company                    Common  05615F102      11,790        450 SH      26.2      DEFINED    Dorset          450
The Stephan Co.             Common  858603103     136,068     82,968 SH  1.640006      DEFINED    Dorset       82,968
TheStreet Inc.              Common  88368Q103     195,390    117,000 SH      1.67      DEFINED    Dorset      117,000
Total SA Sponsored ADR      Common  89151E109     124,824      2,400 SH     52.01      DEFINED    Other         2,400
Total SA Sponsored ADR      Common  89151E109     124,824      2,400 SH     52.01      DEFINED    Other                   2,400
Weatherford International
 Ltd.                       Common  H27013103      34,689      3,100 SH     11.19      DEFINED    Dorset        3,100
Westway Group Inc.          Common  96169B100  14,148,591  2,121,228 SH      6.67      DEFINED    Dorset    2,121,228
Westway Group Inc.          Common  96169B100     202,581     30,372 SH  6.669992      DEFINED    Dorset                 30,372
Whiting Petroleum
 Corporation                Common  966387102  16,922,974    390,200 SH     43.37      DEFINED    Dorset                390,200
WPX Energy, Inc             Common  98212B103  12,499,200    840,000 SH     14.88      DEFINED    Dorset                840,000

                       TOTAL                  463,448,582 19,900,572                                       13,181,822 6,658,750
                                              ----------- ----------                                       ---------- ---------